Component of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, beginning balance					$ (1,491,293)	¥ (122,286,000)	¥ (85,056,000)	¥ (84,152,000)
Foreign currency translation adjustments	(109,171)	(8,952,000)	(39,529,000)	993,000	(106,817)	(8,759,000)	(37,237,000)	(904,000)
Foreign currency translation adjustments, ending balance					(1,597,671)	(131,009,000)	(122,286,000)	(85,056,000)
Net unrealized holding gains on securities available for sale, beginning balance					196,391	16,104,000	14,126,000	8,646,000
Net unrealized holding gains on securities available for sale Net increase (decrease)	8,841	725,000	1,978,000	5,480,000	8,841	725,000	1,978,000	5,480,000
Net unrealized holding gains on securities available for sale, ending balance					205,232	16,829,000	16,104,000	14,126,000
Pension liability adjustments, beginning balance					(297,634)	(24,406,000)	(24,315,000)	(29,235,000)
Adjustment for the year	(23,695)	(1,943,000)	(91,000)	4,922,000	(23,537)	(1,930,000)	(91,000)	4,920,000
Pension liability adjustments, beginning balance					(321,195)	(26,338,000)	(24,406,000)	(24,315,000)
Balance, beginning of year					(5,744)	(471,000)	(389,000)	(1,003,000)
Net increase (decrease)	(18,366)	(1,506,000)	(26,000)	1,339,000	(17,073)	(1,400,000)	(82,000)	614,000
Balance, end of year					(22,817)	(1,871,000)	(471,000)	(389,000)
Total accumulated other comprehensive loss; Balance, beginning of year		(131,059,000)			(1,598,280)	(131,059,000)	(95,634,000)	(105,744,000)
Other comprehensive income (loss) for the year, net of tax					(138,171)	(11,330,000)	(35,425,000)	10,110,000
Total accumulated other comprehensive loss, ending balance	$ (1,736,451)	¥ (142,389,000)	¥ (131,059,000)		$ (1,736,451)	¥ (142,389,000)	¥ (131,059,000)	¥ (95,634,000)